Impairment of long-lived assets (Details 5) $ in Thousands	Dec. 31, 2025 USD ($)
Tres Marias System [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 458,634
Percentage assigned change	14.41%
Value of assumption	$ 2,670
Appreciation of BRL percentage	13.46%
Appreciation of BRL price	4.70
Tres Marias System [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	111.02%
Tres Marias System [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	14.94%
Juiz De Fora [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 51,351
Percentage assigned change	8.04%
Value of assumption	$ 2,869
Appreciation of BRL percentage	3.77%
Appreciation of BRL price	5.23
Juiz De Fora [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	24.96%
Juiz De Fora [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	8.85%
Aripuana [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 633,312
Percentage assigned change	30.26%
Value of assumption	$ 2,176
Appreciation of BRL percentage	22.70%
Appreciation of BRL price	4.20
Aripuana [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	113.29%
Aripuana [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	15.10%
Cerro Pasco [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 33,502
Percentage assigned change	2.53%
Value of assumption	$ 3,041
Cerro Pasco [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	11.54%
Cerro Pasco [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	8.51%
Cerro Lindo [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 431,471
Percentage assigned change	36.33%
Value of assumption	$ 1,987
Cerro Lindo [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	133.08%
Cerro Lindo [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	17.78%
Mining Peru [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 258,550
Percentage assigned change	11.24%
Value of assumption	$ 2,769
Mining Peru [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	43.88%
Mining Peru [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	10.98%
Cajamarquilla [Member]
IfrsStatementLineItems [Line Items]
Excess over recoverable amount	$ 730,640
Percentage assigned change	51.36%
Value of assumption	$ 1,518
Cajamarquilla [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	94.11%
Cajamarquilla [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage assigned change	14.81%